Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax
Income Tax

12. Income Tax

Under the current laws of the Cayman Islands, the Company is incorporated in the Cayman Islands and not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Under the current laws of the British Virgin Islands, the Company’s subsidiary incorporated in British Virgin Island is not subject to tax.

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong have applied a two-tiered profits tax rate regime. The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount is subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Under the Law of the People's Republic of China on Enterprise Income Tax ("EIT Law"), the Company’s subsidiaries domiciled in the PRC are subject to statutory rate of 25%. Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they qualify as "high and new technology enterprises," or HNTEs, or if they are located in applicable PRC regions including Qianhai Shenzhen-Hong Kong Modern Service Industry Cooperation Zone or regions as specified in the Catalogue of Encouraged Industries in Western Regions (effective till 2030), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations.

WFOE and Shanghai Shuangcaiji Intellect Technology Co., Ltd. are qualified for HNTE status and therefore eligible for a preferential income tax rate of 15% (effective till 2022). In addition, WFOE applied for the Key Software Enterprise status in early 2020. After the approval by the relevant tax authority in September 2020, WFOE was entitled to a preferential tax rate of 10% retroactively starting from the year ended December 31, 2019.

Ten of the Company's subsidiaries, which are located in the municipalities or provinces of Chongqing, Sichuan, Guizhou, Yunnan and Shaanxi, are qualified enterprises within the Catalog of Encouraged Industries in the Western Region and therefore eligible to enjoy the 15% preferential income tax rate for the years ended December 31, 2019, 2020 and 2021. The preferential income tax rate will expire in December 2030.

According to Caishui (2021) No.30, Shenzhen Dayu International Logistics Co., Ltd established in Qianhai Shenzhen-Hong Kong Modern Service Industry Cooperation Zone, which meets certain requirements on business nature and revenue, is entitled to a preferential tax rate of 15% until December 31, 2025.

12. Income Tax (Continued)

The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income, which were substantially attributable to the Company’s subsidiaries are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	1,118,822	961,802	1,197,542
Deferred tax	(40,527)	(271,969)	(192,091)
Total	1,078,295	689,833	1,005,451

Reconciliations of the differences between the PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(6.26)%	(6.70)%	(6.45)%
Research & development super deduction	(0.96)%	(1.87)%	(2.66)%
Non-deductible expenses	1.48%	1.70%	1.57%
Non-taxable income	—	(0.03)%	0.00%
Different tax rates of operations in other jurisdictions	(3.34)%	(0.42)%	(0.07)%
Valuation allowance on deferred tax assets	—	0.07%	0.09%
True up (1)	0.04%	(4.05)%	0.04%
	15.96%	13.70%	17.52%

Note (1): WFOE applied for the Key Software Enterprise status in early 2020. After the approval by the relevant tax authority in September 2020, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2019, resulting in an income tax expense decrease of RMB200,683 for the year ended December 31,2020.

12. Income Tax (Continued)

The effect of the tax holiday on the income per share is as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	422,996	538,014	370,178
Income per share effect- basic	0.54	0.68	0.45
Income per share effect- diluted	0.54	0.68	0.45

The principal components of the Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	139,153	334,833
Net loss carryforward	461,305	455,944
Financial subsidy	6,266	9,739
Depreciation for property and equipment	74,429	96,565
Unrealized gain from intragroup transactions	32,160	34,112
Provision for allowance for credit losses	14,903	24,081
Deferred tax assets in subtotal	728,216	955,274
Valuation allowance on deferred tax assets	(7,655)	(20,426)
Total deferred tax assets	720,561	934,848

Deferred tax liabilities:
Difference in basis of land use rights	(141,960)	(138,444)
Difference in basis of property and equipment	(105,202)	(147,109)
Difference in basis of intangible assets	(6,925)	(5,903)
Unrealized investment gain	(900)	(900)
Total deferred tax liabilities	(254,987)	(292,356)

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the history of operating loss or tax credit carryforwards expiring unused. For the years ended December 31, 2020 and 2021, valuation allowance of RMB7,655 and RMB20,426 were provided, respectively.

As of December 31, 2021, the Company had tax loss carryforward in subsidiaries of RMB1,860,004 which will expire from 2022 to 2026 if not used.

12. Income Tax (Continued)

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that nonresident legal entities will be considered the PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside of the PRC within the Company should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Company is not subject to any other uncertain tax position.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2021, the Company is subject to examination of the PRC tax authorities.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIE that are available for distribution were RMB19,905,606 and RMB21,705,144 as of December 31, 2020 and 2021 respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of the PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from its PRC subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries were provided as of December 31, 2020 and 2021.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic entity. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company completed its feasibility analysis on a method, which the Company will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Company does not accrue deferred tax liabilities on the earnings of the VIE given that the Company will ultimately use the means.